Income Taxes - Schedule of Income Tax Benefit Provision and the Expected Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Benefit Provision and the Expected Income Tax [Abstract]
Tax benefit at statutory tax rate			$ (2,933,037)	$ (2,872,031)
State benefit, net of federal benefit			(511,292)	(210,273)
Beneficial conversion feature				868,825
Other permanent differences			27,484	3,713
Valuation allowance			3,652,798	2,209,897
Prior Period Adj			(235,953)	(131)
Total